OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS, NET [Abstract]
Schedule of Other Intangible Assets

	Above market value of in-place leases *)	Currency translation adjustment	Total
Cost:

At January 1, 2011	$659	$59	$718
Additions	1,125	(11)	1,114

At December 31, 2011	1,784	48	1,832
Additions	-	50	50

At December 31, 2012	1,784	98	1,882

Accumulated depreciation:

At January 1, 2011	154	12	166
Depreciation charge for the year	162	(8)	154

At December 31, 2011	316	4	320
Depreciation charge for the year	158	12	170

At December 31, 2012	474	16	490

Other assets, net:

At December 31, 2012	$1,310	$82	$1,392

At December 31, 2011	$1,468	$44	$1,512

Schedule of Other Intangible Assets, Amortization Expenses
Year	Estimated amortization expenses

2013	$282
2014	439
2015	235
2016	224
2017 and thereafter	212
$1,392